Recurring Fair Value Measurements (Details) - Schedule of change in fair value of level 3 warrant liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of change in fair value of level 3 warrant liabilities [Abstract]
Warrant liability at January 1, 2021
Initial warrant liability at February 23,2021	5,276,966
Transfer of public warrants to Level 1	(5,117,500)
Change in fair value of warrant liability	102,267
Warrant liability at December 31,2021	$ 261,733